EMPLOYEE BENEFIT PLANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 MPF Scheme employees other than executive officers on or before May 31, 2012 [Member] HKD	Dec. 31, 2012 MPF Scheme employees other than executive officers since Jun. 1, 2012 [Member] HKD	Dec. 31, 2012 MPF Scheme executive officers HKD [Member] HKD
Defined Contribution Plans Disclosure [Line Items]
Maximum amount of employer and employees' contribution towards MPF Scheme per employee per month				1,000	1,250
Percentage of employer and employees' contribution of the employees' relevant income				5.00%	5.00%
Percentage of employer contribution of the base salary of executive employees						10.00%
Employees' contributions percentage to the MPF Scheme						5.00%
Maximum amount of employees' contribution towards MPF Scheme per employee per month						1,250
Percentage of employer voluntary contribution vested						10.00%
Percentage of mandatory contribution portion of employer towards MPF scheme						5.00%
Vesting period of employer voluntary contribution						10 years
Amount of employer contributions into the defined contribution plans	$ 5,303,000	$ 5,414,000	$ 5,070,000